Capital Commitments - Schedule of Capital Commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Capital expenditure in respect of acquisition of the contractual management rights:
Total contract sum	$ 26,935	$ 25,892
Less: Amounts paid and recognized as cost of property, plant and equipment	(12,031)	(11,565)
Contracted for but not provided in the Consolidated Financial Statement	$ 14,904	$ 14,327